NET SALES (Tables)	9 Months Ended	12 Months Ended
	Oct. 02, 2021	Dec. 31, 2020
NET SALES
Summary of disaggregation of net sales by product line

The following table sets forth the Company’s disaggregation of net sales by product line (in thousands):

	Three Fiscal Quarters Ended
	October 2, 2021	September 26, 2020
In-ground Swimming Pools	$285,704	$169,681
Covers	94,354	53,528
Liners	111,534	68,259
	$491,592	$291,468

The following table sets forth the Company’s disaggregation of net sales by product line (in thousands):

	Year Ended
	December 31,
	2019	2020
In-ground Swimming Pools	$175,033	$237,410
Covers	70,984	84,524
Liners	71,958	81,455
	$317,975	$403,389